INTANGIBLE ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Patents	$ 4,704,853	$ 0
Software	50,466	50,466
Less: Accumulated amortization	(115,095)	(9,625)
Intangible assets, net	$ 4,640,224	$ 40,841